Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2035 Fund	May 30, 2024
Fidelity Advisor Freedom Blend 2035 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	17.76%
Past 5 years	10.04%
Since Inception	6.98%	[1]
Fidelity Advisor Freedom Blend 2035 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	15.43%
Past 5 years	8.82%
Since Inception	5.79%	[2]
Fidelity Advisor Freedom Blend 2035 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	12.90%
Past 5 years	8.60%
Since Inception	5.62%	[3]
Fidelity Advisor Freedom Blend 2035 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	10.60%
Past 5 years	8.35%
Since Inception	5.42%	[4]
Fidelity Advisor Freedom Blend 2035 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.02%
Past 5 years	7.00%
Since Inception	4.04%	[4]
Fidelity Advisor Freedom Blend 2035 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.53%
Past 5 years	6.32%
Since Inception	3.94%	[4]
Fidelity Advisor Freedom Blend 2035 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	17.63%
Past 5 years	9.91%
Since Inception	6.86%	[5]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	11.68%
F0552
Average Annual Return:
Past 1 year	17.43%
Past 5 years	9.83%
Since Inception	6.78%

[1]	E From August 31, 2018 .
[2]	C From August 31, 2018 .
[3]	B From August 31, 2018 .
[4]	A From August 31, 2018 .
[5]	D From August 31, 2018 .